Fair Values of NTT CDBP's Pension Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 98,840	¥ 90,345	¥ 81,262
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	356	625
Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,138	25,739
Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,507	6,846
Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,296	5,685
Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	147	204
Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,346	9,019
Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,709	5,883
Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	718	816
Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	725	691
Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	829	901
Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	541	558
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,319	21,159
Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,036	10,028
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,173	2,191
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38,539	42,980
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	356	625
Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,868	24,973
Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,224	2,472
Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36	14
Level 1 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,346	9,015
Level 1 | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,709	5,881
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58,128	45,178
Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	270	766
Level 2 | Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,507	6,846
Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	72	3,213
Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	111	190
Level 2 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	718	816
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	725	691
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	829	901
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	541	558
Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33,319	21,159
Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,036	10,028
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	6
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,173	2,187
Level 3 | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,173	2,185
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	76,528	70,235	63,864
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	568	517
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,576	20,738
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,843	5,859
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,541	4,676
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	92	119
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,477	13,037
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,284	7,499
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,871	1,637
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,194	1,041
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,295	1,193
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,298	1,018
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,704	8,192
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,564	4,441
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	221	268
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49,026	43,243
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	568	517
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,210	20,122
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,475	2,079
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12	4
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,477	13,028
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,284	7,493
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,283	26,719
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	366	616
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,843	5,859
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66	2,597
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	115
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		9
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,871	1,637
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,194	1,041
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,295	1,193
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,298	1,018
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,704	8,192
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,564	4,441
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	1
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	219	273
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3 | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	6
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 219	¥ 267